As filed with the Securities and Exchange Commission on March 7, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08507

                                ICM SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          Warren J. Isabelle, President
                                    Suite 240
                             21 Custom House Street
                                Boston, MA 02109
                                 (800) 472-6114


                   Date of fiscal year end: DECEMBER 31, 2004

          Date of reporting period: JANUARY 1, 2004 - DECEMBER 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.




                                 ICM FUNDS LOCO




                                ICM SERIES TRUST

                               ------------------

                             ICM/ISABELLE SMALL CAP
                                   VALUE FUND





                                  Annual Report
                               December 31, 2004

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND


                                TABLE OF CONTENTS

SHAREHOLDER LETTER .....................................................      1

PORTFOLIO OF INVESTMENTS ...............................................      9

STATEMENT OF ASSETS AND LIABILITIES ....................................     13

STATEMENT OF OPERATIONS ................................................     14

STATEMENTS OF CHANGES IN NET ASSETS ....................................     15

FINANCIAL HIGHLIGHTS ...................................................     16

NOTES TO FINANCIAL STATEMENTS ..........................................     20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................     26

ADDITIONAL INFORMATION .................................................     27

FUND TRUSTEES AND OFFICERS .............................................     29

SHAREHOLDER LETTER

Dear Shareholder:

Each year at about this time, we take the opportunity to communicate with you, our shareholders, on the progress of the ICM/Isabelle Small Cap Value Fund's (the "Fund") progress over the past year. While some correspondences are prepared in cookie-cutter form and may read like a clinical report, it is my desire to not only recite events, account for performance, and offer a view to the future, but to also provide some insight into how we, as the investment adviser to the Fund, are thinking, what challenges we have faced and how we have handled them, and most importantly what we are doing to improve.

For the full year, your Fund returned 18.12%, performing just about on par with the Russell 2000 Small Cap Index, which provided a total return of 18.33%, and very favorably compared to the Standard & Poor's 500 Index, which gained 10.87%. You will also be pleased to learn that your gains did not create any taxable distribution. For a longer-term perspective, the Fund's 5-year and since inception (3/9/98) average annual returns were 10.07% and 7.81% respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800-472-6114.)

In contrast to several of those prior to it, last year was more NORMAL, at least in some respects. The economy finally mounted what seems to be a sustained recovery, one of surprising strength. Notably, small caps outpaced their mid and larger sized brethren by a sizable margin, as illustrated above by the large disparity in returns between the S&P 500 and the Russell 2000 indices, some 7.46%.

The odd thing about all of this is that the economy grew as dramatically as it did in the face of continued conflict in the Middle East, exploding energy and commodity prices, and a sharply escalating budget deficit. Moreover, interest rates remained historically low, even as the dollar continued to fall. Taken together these trends seem incredible, confounding more than one EXPERT.

All of these circumstances cannot continue to happily coexist, but to predict anything other than interest rates eventually having to rise and rise significantly would be dangerous on our part as the recent history we have just described would suggest.

It has been said, with increasing volume, that because small caps have outperformed for each of the past five years, any undervaluation in them has been more than made up for, to the point that small caps are just plain expensive and therefore large caps will take center stage. We do not know whether that will in fact occur, but we would offer that IN GENERAL, domestic stocks are richly valued. This would, in turn, suggest that any rise in interest rates and/or any slowdown in the economy would cause valuations to suffer. However, there are some underlying trends that have finally begun to take hold and will, we believe, continue to cycle upward for the foreseeable future. Stocks that are sensitive to these trends have heretofore performed poorly, and we have taken some lumps for owning a good number of them, but the worm has turned so to speak, and we are now benefiting from those holdings in no small measure and should continue to do so.

Every year we take pains to point out what is different about your Fund from the perspective of portfolio construction. Unlike most funds, which tend to hug more or less tightly to sector weightings relative to some index, we build the portfolio one stock at time. If we are doing our homework with sufficient effort and diligence, and adhere strictly to the philosophy of looking for economic value that is unrecognized and selling after it has been recognized, it stands to reason that we ought to fare reasonably well even if the AVERAGE STOCK is overvalued. Regardless of the times, there are always attractive undervalued situations to be found by the patient investor.

We feel that because of our valuation philosophy and somewhat contrary approach to stock selection, we have, over the past few years, added and built positions in exactly the kind of companies that would offer the great long term potential we are seeking. Many of these holdings, however, are dependent on a particular business or economic cycle, or are turn-around situations that require a catalyst to make them viable. Until recently these ideas have not contributed consistently, as the general economy has gone through a number of false starts. That has all changed for the better as the trends we alluded to are now, in our estimation, firmly in place.

Our holdings in basic industries, such as chemicals, metals, and paper, are a cases in point. These industries suffered long and rather deep cyclical troughs plagued by falling demand, high levels of debt, and continued pricing pressure caused by globalization and overcapacity. Certain companies like Crompton Corporation (NYSE: CK), a specialty chemical manufacturer, and PolyOne Corporation (NYSE: POL), a distributor and manufacturer of plastics, struggled through this period, perhaps more so since they were both products of multiple mergers which concluded just as the downturn began. By hunkering down, though, they were able to sell selected assets, rationalize their excess capacity, and block and tackle operationally. Leaner and far more efficient, they positioned themselves for the eventual turn in the cycle, and while the interim was very painful, the view to the future we think will be far stronger and more durable than is currently believed. Why? For the first time in a long while inflation is beginning to have an impact. Supply and demand have tightened considerably, while raw material inputs including energy have skyrocketed in price. Contrary to popular belief, some inflation can be very good for basic industry since ultimately, higher prices can be passed through to the customer, while profit margins are maintained. The margins may stay the same, but as the base from which they are taken goes up, the absolute number of dollars earned per unit goes up. The critical inflection point has been a change in mindset to taking control of pricing, rather than allowing the customer to control it, as has been the case. We are clearly past that point.

Crompton Corporation shares gained a robust 65% for the year, but from a very depressed base. Though the stock is now around $11 per share, we feel that over time the company can indeed return to a 15% operating margin, in contrast with today's 3% or so, resulting in earnings approaching the $2.00 per share level. At a very reasonable specialty chemicals price to earnings multiple of 15 times, the target price would be near $30, offering nearly 200% further upside potential. Similarly, PolyOne Corporation returned 42%, again off of a very depressed base. There is not as much upside, but at $9 or so, the share price can still double, we believe. Plastics distribution will show tremendous upside as a peak in the chemical business nears, but this will not occur for 18 to 24 months. In the mean time the company's 24% interest in a polyvinyl chloride
(PVC) plastics manufacturing joint venture is doing the heavy lifting. Applying the same valuation multiple to our estimated peak earnings of $1.25 per share would result in a target value of about $19. Wausau-Mosinee Paper Corporation (NYSE: WPP) is a smaller paper company that makes specialty writing papers, technical specialty papers, and towel and tissue paper. Well-run and with a good balance sheet, Wausau-Mosinee simply needed to stay sharp until business conditions improved. Last year the stock rose 32% and has further room to appreciate. We believe that peak earnings potential here will approach $1.75 or more per share, which could boost the stock price to the low to mid twenty dollar range, about 50% above today's selling price.

In the metals area, Commonwealth Industries, now called Aleris International Inc. (NYSE: ARS) following its merger with IMCO Recycling, and A.M. Castle, a metals distributor, have run the gauntlet and are now seeing the beginning of what we feel will be an extended period of above-average growth. Commonwealth/Aleris gained 71%, while Castle contributed about 64%. Castle should continue to benefit as metals availability remains tight and pricing strong, but further gains will be far more modest. Aleris on the other hand is now a fully integrated scrap-to-aluminum sheet producer and has sharp aggressive new management at the helm. With proper execution this issue should offer far greater value in the near term.

Another trend that we should benefit from is a renewed construction cycle in plant and equipment, ranging from energy and basic materials to power generation and transmission. Many excesses have had to be worked off, but the tide has been slowly turning and we have some excellent vehicles to capture the potential value that will accrue. Willbros Group (NYSE: WG) a global energy construction company, Global Power Equipment (NYSE: GEG) a supplier of equipment for gas turbine power plants, Quanta Services Inc. (NYSE: PWR) a power and telecommunication distribution and construction company, and Shaw Group Inc. (NYSE: SGR) a global provider of comprehensive construction services to the environmental, infrastructure, power and process industries will all benefit from renewed spending in these areas.

Finally, the pharmaceutical industry is rapidly running out of new products to fill the immense distribution channels they have created and must seek new sources of supply. They will find them in many of the small biotechnology and specialty pharmaceutical companies that seem to proliferate the landscape. We have identified a number of these, all of which have the characteristics we favor and which we feel present the classic value opportunity of high potential with somewhat lower risk. We use the same kind of BUY SOMETHING FOR NOTHING mentality here, except that we rely on intellectual property value, clinical trials value, and of course tangible assets to give us a value cushion. If the intellectual property is sound, the management is capable, and the product addresses a large unmet demand, the upside typically takes care of itself. We feel that Maxygen Inc. (NASDAQ: MAXY), NeoPharm Inc. (NASDAQ: NEOL), Durect Corp. (NASDAQ: DRRX), Ariad Pharmaceuticals, Inc (NASDAQ: ARIA), Genitope Corp. (NASDAQ: GTOP), and Neose Technologies, Inc. (NASDAQ: NTEC) possess the appropriate characteristics to make them attractive investment candidates in this context.

The future, then, looks arguably promising. However it may be asked: With a number of positive trends in place and the holdings to benefit from them, shouldn't the Fund have done better?

The continued out performance in small cap stocks certainly made the hurdle somewhat more difficult, but not insurmountable. In short, we should have done much better, but a couple of things happened along the way to greater success. First, we have had, in my view too many holdings. We do best when focused, which to me means concentrating our efforts on a smaller number of positions. The added burden of more names serves in our case only to dilute our efforts, leaving greater room for error. Accordingly, for the past several months we have been scrutinizing the portfolio in an effort to regain that acuity. At present, the number of portfolio positions has been reduced to 57 and that will drop to perhaps less than 50 over time. Diversification has never been an issue and the relatively fewer positions that the Fund will have will be far more than enough to allow adequate breadth. Second, we had a number of poor performers that suffered sharp drops in price due to unanticipated news. In some cases, we should have been better informed as to the current situation, but were not and the results reflect that. This was partly a consequence of having too many names, but it also revealed that we needed to do more in the way of risk control and near-term analysis. Again, we have been up to the task and have begun to implement the appropriate tools to aid in the execution of our investment process. For example, we now employ rolling quarterly analyses aimed at discerning adverse trends before they are reflected in the stock price. As you might expect, this is an iterative effort which will necessitate periodic discussion on our part to keep you informed as to our progress.

Thus, while a respectable year was had, it could have been better. However, I feel confident that we have addressed the critical issues, sharpened our focus, and we now are much better prepared to enter a period that we believe will be well suited to stock-pickers like us. It will be more important than ever for us to execute properly, but we are up to the task and excited to get at it.

In closing, I cannot overstate our gratitude for your patience and support. I look forward to apprising you of our continued progress during the current year.

Respectfully submitted,



/S/ WARREN J. ISABELLE
----------------------
Warren J. Isabelle
Portfolio Manager





 BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-472-6114 OR VISITING THE FUND'S WEBSITE AT WWW.ICMFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

 INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. RETURNS SHOWN ARE FOR THE FUND'S INVESTMENT SHARE CLASS; OTHER SHARE CLASS RETURNS WILL VARY.

 PRICE TO EARNINGS RATIO IS THE VALUE OF A COMPANY'S STOCK PRICE RELATIVE TO COMPANY EARNINGS. THE RUSSELL 2000 INDEX IS AN UNMANAGED, MARKET VALUE WEIGHTED INDEX, WHICH MEASURES PERFORMANCE OF THE 2,000 COMPANIES THAT ARE BETWEEN THE 1,000TH AND 3,000TH LARGEST IN THE MARKET. THE S&P 500 INDEX IS A BROAD-BASED, UNMANAGED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE OF 500 WIDELY HELD COMMON STOCKS. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

 THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER
 31, 2004 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (EFFECTIVE MARCH 1, 2005, FORUM FUND SERVICES, LLC WILL CHANGE ITS NAME TO FORESIDE FUND SERVICES, LLC.) (02/05)

ICM/ISABELLE SMALL CAP VALUE FUND
Investment Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.


GRAPH OMITTED

Average Annual Return for the period ending 12/31/04
        One year .....................  18.12%
        Five year ....................  10.07%
        Inception (3/9/1998) .........   7.81%

                                        ICM/Isabelle
                                        Small Cap              Russell 2000
         Date                           Value Fund                Index
         ----                           ----------                -----
        3/9/1998                            10,000               10,000
       3/31/1998                            10,000               10,431
       6/30/1998                             9,040                9,944
        9/30/1998                             6,110                7,941
      12/31/1998                             6,910                9,236
       3/31/1999                             6,690                8,735
       6/30/1999                             8,390               10,094
       9/30/1999                             8,250                9,455
      12/31/1999                            10,330               11,199
       3/31/2000                            11,880               11,993
       6/30/2000                            11,690               11,540
       9/30/2000                            12,050               11,667
      12/31/2000                            11,129               10,861
       3/31/2001                            11,794               10,155
       6/30/2001                            14,067               11,605
       9/30/2001                             9,972                9,193
      12/31/2001                            12,101               11,131
       3/31/2002                            13,699               11,575
       6/30/2002                            13,658               10,608
       9/30/2002                             9,829                8,338
      12/31/2002                             9,992                8,851
       3/31/2003                             8,426                8,454
       6/30/2003                            11,108               10,434
       9/30/2003                            11,999               11,381
      12/31/2003                            14,129               13,034
       3/31/2004                            14,866               13,850
       6/30/2004                            15,255               13,915
       9/30/2004                            14,303               13,517
      12/31/2004                            16,688               15,423






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

ICM/ISABELLE SMALL CAP VALUE FUND
Institutional Class

ILLUSTRATION OF $10,000 INVESTMENT
The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.



GRAPH OMITTED

Average Annual Return for the period ending 12/31/04
        One year .....................  18.46%
        Five year ....................  10.43%
        Inception (3/27/1998) ........   8.17%

                                 ICM/Isabelle
                                  Small Cap            Russell 2000
         Date                     Value Fund               Index
         ----                     ----------               -----
       3/27/1998                     10,000               10,000
       3/31/1998                      9,970               10,074
       6/30/1998                      9,040                9,605
       9/30/1998                      6,120                7,670
      12/31/1998                      6,920                8,920
       3/31/1999                      6,690                8,437
       6/30/1999                      8,400                9,749
       9/30/1999                      8,270                9,132
      12/31/1999                     10,360               10,817
       3/31/2000                     11,920               11,583
       6/30/2000                     11,740               11,145
       9/30/2000                     12,100               11,268
      12/31/2000                     11,179               10,490
       3/31/2001                     11,854                9,807
       6/30/2001                     14,147               11,209
       9/30/2001                     10,042                8,879
      12/31/2001                     12,233               10,751
       3/31/2002                     13,850               11,179
       6/30/2002                     13,820               10,245
       9/30/2002                      9,950                8,053
      12/31/2002                     10,124                8,549
       3/31/2003                      8,548                8,165
       6/30/2003                     11,281               10,077
       9/30/2003                     12,182               10,992
      12/31/2003                     14,362               12,588
       3/31/2004                     15,130               13,376
       6/30/2004                     15,539               13,439
       9/30/2004                     14,577               13,055
      12/31/2004                     17,013               14,895




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.


ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
                                                                       MARKET
SHARES           SECURITY                                              VALUE
------           --------                                              -----
                 COMMON STOCK - 96.02%
                 CAPITAL GOODS - 6.13%
    93,400       Lamson & Sessions Co.+                               $  849,940
   104,000       Shaw Group, Inc.+                                     1,856,400
   111,300       Willbros Group, Inc.+                                 2,565,465
                                                                      ----------
                                                                       5,271,805
                                                                      ----------

                 CONSUMER CYCLICALS - 15.94%
    67,900       4Kids Entertainment, Inc.+                            1,427,258
   404,500       Danka Business Systems plc, ADR+                      1,278,220
    41,800       Gevity HR, Inc.                                         859,408
    80,200       Maytag Corp.                                          1,692,220
   146,000       Navigant International, Inc.+                         1,776,820
    69,900       Russell Corp.                                         1,361,652
    56,700       Steven Madden Ltd.+                                   1,069,362
   175,600       Sunterra Corp.+                                       2,465,424
   259,500       Tweeter Home Entertainment Group+                     1,777,575
                                                                      ----------
                                                                      13,707,939
                                                                      ----------

                 CONSUMER STAPLES - 4.92%
    91,900       Chiquita Brands International, Inc.                   2,027,314
   114,100       Playtex Products, Inc.+                                 911,659
    28,000       United Stationers, Inc.+                              1,293,600
                                                                      ----------
                                                                       4,232,573
                                                                      ----------

                 ENERGY - 6.47%
    36,600       Denbury Resources, Inc.+                              1,004,670
   119,300       Magnum Hunter Resources, Inc.+                        1,538,970
   277,000       Newpark Resources+                                    1,426,550
    52,700       Whiting Petroleum Corp.+                              1,594,175
                                                                      ----------
                                                                       5,564,365
                                                                      ----------

                 FINANCIALS - 5.71%
    59,200       Allmerica Financial Corp.+                            1,943,536
    65,200       Investment Technology Group, Inc.+                    1,304,000
   160,700       PMA Capital Corp. - Class A+                          1,663,245
                                                                      ----------
                                                                       4,910,781
                                                                      ----------




    The accompanying notes are an integral part of the financial statements.

                                        9




ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Continued)
                                                                       MARKET
SHARES           SECURITY                                              VALUE
------           --------                                              -----
                 HEALTH CARE - 16.79%
   405,800       ARIAD Pharmaceuticals, Inc.+                         $3,015,094
   704,100       Durect Corp.+                                         2,309,448
    72,600       EPIX Pharmaceuticals, Inc.+                           1,300,266
    55,000       Genitope Corp.+                                         937,200
   220,100       HealthTronics, Inc.+                                  2,339,663
   100,300       Maxygen, Inc.+                                        1,282,837
    72,800       Neopharm, Inc.+                                         910,728
   140,700       Neose Technologies, Inc.+                               945,504
    90,700       U.S. Physical Therapy, Inc.+                          1,398,594
                                                                      ----------
                                                                      14,439,334
                                                                      ----------

                 INDUSTRIALS - 5.51%
   133,700       Global Power Equipment Group, Inc.+                   1,315,608
   128,600       Quanta Services, Inc.+                                1,028,800
   124,000       TeleTech Holdings, Inc.+                              1,201,560
   196,400       Transpro, Inc.+                                       1,198,040
                                                                      ----------
                                                                       4,744,008
                                                                      ----------

                 INFORMATION TECHNOLOGY - 12.25%
   196,100       ActivCard Corp.+                                      1,745,290
    62,400       Agilsys, Inc.                                         1,069,536
    37,800       Analogic Corp.                                        1,693,062
   145,000       Cherokee International Corp.+                         1,393,450
    95,500       infoUSA, Inc.+                                        1,068,645
   161,500       MagneTek, Inc.+                                       1,114,350
   456,144       SoftBrands, Inc.+                                     1,005,798
   356,700       Sycamore Networks, Inc.+                              1,448,202
                                                                      ----------
                                                                      10,538,333
                                                                      ----------

                 MATERIALS - 16.74%
   101,408       Aleris International, Inc.+                           1,715,823
   133,300       AM Castle & Co.+                                      1,591,602
   219,700       Crompton Corp.                                        2,592,460
   125,900       Material Sciences Corp.+                              2,264,941
    80,900       Olin Corp.                                            1,781,418
   231,400       PolyOne Corp.+                                        2,096,484
    49,200       Wausau-Mosinee Paper Corp.                              878,712
   163,300       Western Silver Corp.+                                 1,476,232
                                                                      ----------
                                                                      14,397,672
                                                                      ----------




    The accompanying notes are an integral part of the financial statements.

                                       10




ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Continued)
                                                                       MARKET
SHARES           SECURITY                                              VALUE
------           --------                                              -----

             OTHER - 1.39%
  317,600    Westaff, Inc.+                                           $1,197,034
                                                                      ----------

             TELECOMMUNICATION SERVICES - 1.14%
  162,000    Lightbridge, Inc.+                                          978,480
                                                                      ----------

             UTILITIES - 3.03%
  345,200    Aquila, Inc.+                                             1,273,788
  288,500    Dynegy, Inc. - Class A+                                   1,332,870
                                                                      ----------
                                                                       2,606,658
                                                                      ----------

             TOTAL COMMON STOCK (COST $58,698,529)                    82,588,982
                                                                      ----------

             MONEY MARKET FUND - 5.01%
4,308,355    Fifth Third Institutional Money Market Fund
             (Cost $4,308,355)                                         4,308,355
                                                                      ----------






















    The accompanying notes are an integral part of the financial statements.

                                       11



ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (Continued)
                                                                      MARKET
PRINCIPAL                                                              VALUE
---------                                                              -----
             REPURCHASE AGREEMENT - 1.50%
$1,293,12    Fifth Third Bancorp, 1.25%, 12/31/04,
             to be repurchased at $1,293,257 on 1/3/05,
             collateralized by
             Federal Home Loan Mortgage Corp.
             5.00%, due 11/1/17, valued at $1,319,422
             (Cost $1,293,122)                                      $ 1,293,122
                                                                    -----------

             TOTAL INVESTMENTS (COST $64,300,006)* - 102.53%         88,190,459

             OTHER ASSETS NET OF LIABILITIES -   (2.53)%             (2,172,329)
                                                                   -----------

             NET ASSETS - 100.00%                                  $ 86,018,130
                                                                   ============

------------
ADR   American Depositary Receipt.
+     Non-income producing security.
*     Cost for Federal income tax purposes is $64,536,003; the difference between book basis and tax basis is net unrealized appreciation
      (depreciation) primarily due to the tax deferral losses on wash sales. The net unrealized appreciation on a tax basis conists of:

         Gross Unrealized Appreciation                            $  24,385,964
         Gross Unrealized Depreciation                                 (731,508)
                                                                  -------------
         Net Unrealized Appreciation (Depreciation)               $  23,654,456
                                                                  =============




                               PORTFOLIO HOLDINGS
                             % OF TOTAL INVESTMENTS


PIE CHART OMITTED

                        Health Care                    16.37%
                        Materials                      16.33%
                        Consumer Cyclicals             15.54%
                        Information Technology         11.95%
                        Energy                          6.31%
                        Capital Goods                   5.98%
                        Financials                      5.57%
                        Industrials                     5.38%
                        Money Market Fund               4.88%
                        Consumer Staples                4.80%
                        Utilities                       2.95%
                        Repurchase Agreement            1.47%
                        Other                           1.36%
                        Telecommunication Services      1.11%





    The accompanying notes are an integral part of the financial statements.


ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:

  Investments in securities at market value
    (cost $63,006,884)                                               $86,897,337
  Investments in repurchase agreements
    (cost $1,293,122)                                                  1,293,122
  Receivable for securities sold                                         246,267
  Receivable for Fund shares sold                                         24,896
  Interest and dividends receivable                                       19,237
  Prepaid expenses                                                        13,045
                                                                     -----------
    TOTAL ASSETS                                                      88,493,904
                                                                     -----------

LIABILITIES:
  Payable for securities purchased                                     2,208,493
  Payable for Fund shares redeemed                                        88,493
  Payable to adviser                                                      70,448
  Payable for trustees' fees and expenses                                  6,085
  Other accrued expenses                                                 102,255
                                                                     -----------
    TOTAL LIABILITIES                                                  2,475,774
                                                                     -----------

NET ASSETS                                                           $86,018,130
                                                                     ===========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                                     59,439,593
  Accumulated net realized gain
    (loss) on investments                                              2,688,084
  Net unrealized appreciation
    (depreciation) of investments                                     23,890,453
                                                                     -----------

NET ASSETS                                                           $86,018,130
                                                                     ===========

INVESTMENT CLASS SHARES:
  Net Assets (unlimited shares of $0.001
    par beneficial interest authorized;
    4,343,677 shares outstanding)                                    $70,825,144
                                                                     ===========

  Net asset value, offering and
    redemption price per Investment
    Class Share                                                      $     16.31
                                                                     ===========

INSTITUTIONAL CLASS SHARES:
  Net Assets (unlimited shares of
    $0.001 par beneficial interest authorized;
    913,800 shares outstanding)                                      $15,192,986
                                                                     ===========

  Net asset value, offering and
    redemption price per Institutional
    Class Share                                                      $     16.63
                                                                     ===========






    The accompanying notes are an integral part of the financial statements.

                                       13



ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
                                                                   YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------
INVESTMENT INCOME
  Dividends                                                        $    398,131
  Interest                                                               50,325
                                                                   ------------
TOTAL INCOME                                                            448,456
                                                                   ------------

EXPENSES
  Investment advisory fees                                              873,240
  Administration fees                                                    94,834
  Transfer agent fees
    Investment Class Shares                                              92,363
    Institutional Class Shares                                           14,851
  Distribution fees
    Investment Class Shares                                             179,010
  Accounting fees                                                        61,384
  Custodian fees                                                         25,884
  Professional fees                                                     155,115
  Registration fees                                                      33,234
  Trustees' fees and expenses                                            16,024
  Miscellaneous fees                                                     66,902
                                                                   ------------
TOTAL EXPENSES                                                        1,612,841
  Expenses reimbursed                                                   (28,023)
                                                                   ------------
NET EXPENSES                                                          1,584,818
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                         (1,136,362)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on investments                             6,212,138
  Net increase from payment by affiliate (Note 6)                        21,855
  Net change in unrealized appreciation
    (depreciation) of investments                                     8,290,142
                                                                   ------------
  Net realized and unrealized gain (loss) on                         14,524,135
                                                                   ------------
    investments

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $ 13,387,773
                                                                   ============




    The accompanying notes are an integral part of the financial statements.

                                       14




ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED        YEAR ENDED
                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                              -----------------  -----------------
OPERATIONS
Net investment income (loss)                     $ (1,136,362)     $   (931,264)
Net realized gain (loss) on investments             6,212,138         1,415,100
Net increase from payment by affiliate                 21,855
Net change in unrealized appreciation
  (depreciation) of investments                     8,290,142        27,090,438
                                                 ------------      ------------
Increase (decrease) in net assets
  resulting from operations                        13,387,773        27,574,274
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed:
  Investment Class                                 49,075,671        45,238,558
  Institutional Class                               2,633,693        74,529,769
Redemption of shares
  Investment Class                                (56,958,648)      (63,195,562)
  Institutional Class                              (8,356,053)      (83,383,754)
                                                 ------------      ------------
Increase (Decrease) in net assets
  from capital share transactions (a)             (13,605,337)      (26,810,989)
                                                 ------------      ------------

  TOTAL INCREASE (DECREASE)
    IN NET ASSETS                                    (217,564)          763,285
                                                 ------------      ------------

NET ASSETS
Beginning of period                                86,235,694        85,472,409
                                                 ------------      ------------
End of period (including
  accumulated net investment income
  of $- and $-, respectively)                    $ 86,018,130      $ 86,235,694
                                                 ============      ============

(a) Transactions in capital stock were:
Investment Class
  Shares sold                                       3,435,681         4,213,982
  Shares redeemed                                  (4,018,097)       (5,902,574)
                                                 ------------      ------------

Increase (Decrease) in shares
  outstanding                                        (582,416)       (1,688,592)
                                                 ============      ============

Institutional Class
  Shares sold                                         186,489         7,762,501
  Shares redeemed                                    (573,322)       (8,576,722)
                                                 ------------      ------------

Increase (Decrease) in shares
  outstanding                                        (386,833)         (814,221)
                                                 ============      ============



    The accompanying notes are an integral part of the financial statements.

                                       15



ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                              YEAR ENDED     YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,
INVESTMENT CLASS                                 2004          2003
----------------                                 ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD         $    13.80      $     9.76
                                             ----------      ----------

  Increase (decrease) from
    investment operations:
    Net investment loss                           (0.19)*         (0.13)*
    Net realized and unrealized
      gains (losses) on investments                2.70*           4.17*
                                             ----------      ----------
  NET INCREASE (DECREASE) FROM
      INVESTMENT OPERATIONS                        2.51            4.04
                                             ----------      ----------

      Less distributions from
        net realized gains                         --              --
                                             ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    16.31      $    13.80
                                             ==========      ==========

TOTAL RETURN **                                   18.12%          41.39%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)        $   70,825      $   67,983
  Ratio of expenses to average net assets:
    Before waivers and/or                          1.89%           1.94%
      reimbursements
    After waivers and/or                           1.86%           1.88%
      reimbursements
  Ratio of net investment income
    (loss) to average net assets:
    Before waivers and/or                         (1.38)%         (1.32)%
      reimbursements
    After waivers and/or                          (1.35)%         (1.26)%
      reimbursements

Portfolio turnover rate                           90.58%          51.70%


--------------
     *    Based on average shares outstanding.
     ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.




    The accompanying notes are an integral part of the financial statements.

                                       16




ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

         YEAR ENDED            YEAR ENDED         YEAR ENDED
        DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
            2002                 2001               2000
            ----                 ----               ----

        $     11.82          $   10.87          $   10.33
        -----------          ---------          ---------


              (0.14)             (0.08)             (0.05)

              (1.92)              1.03               0.84
        -----------          ---------          ---------

              (2.06)              0.95               0.79
        -----------          ---------          ---------

              --                 --                 (0.25)
        -----------          ---------          ---------

        $      9.76          $   11.82          $   10.87
        ===========          =========          =========

             (17.43)%             8.74%              7.73%

        $    64,552          $  85,386          $  75,237

               1.80%              1.74%              1.82%
               1.71%              1.74%              1.81%

              (1.17)%            (0.61)%            (0.44)%
              (1.08)%            (0.61)%            (0.43)%

              50.41%             43.16%             53.91%








    The accompanying notes are an integral part of the financial statements.

                                       17




ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                              YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,     DECEMBER 31,
INSTITUTIONAL CLASS                              2004            2003
-------------------                              ----            ----

NET ASSET VALUE, BEGINNING OF PERIOD         $    14.03      $     9.89
                                             ----------      ----------

  Increase (decrease)
    from investment operations:
    Net investment loss                           (0.16)*         (0.10)*
    Net realized and unrealized
      gains (losses) on investments                2.76*           4.24*
                                             ----------      ----------
  NET INCREASE (DECREASE) FROM
    INVESTMENT OPERATIONS                          2.60            4.14
                                             ----------      ----------

    Less distributions from
      net realized gains                           --              --
                                             ----------      ----------

NET ASSET VALUE, END OF PERIOD               $    16.63      $    14.03
                                             ==========      ==========

TOTAL RETURN **                                   18.46%          41.86%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)        $   15,193      $   18,253
  Ratio of expenses to average net assets:
    Before waivers and/or                          1.63%           1.61%
      reimbursements
    After waivers and/or                           1.61%           1.55%
      reimbursements
  Ratio of net investment income
    (loss) to average net assets:
    Before waivers and/or                         (1.12)%         (0.98)%
      reimbursements
    After waivers and/or                          (1.10)%         (0.93)%
      reimbursements

Portfolio turnover rate                           90.58%          51.70%


---------------
     *    Based on average shares outstanding.
     ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.



    The accompanying notes are an integral part of the financial statements.

                                       18


ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

            YEAR ENDED          YEAR ENDED          YEAR ENDED
           DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
               2002               2001               2000
               ----               ----               ----

           $    11.95          $   10.92          $   10.36
           ----------          ---------          ---------

                (0.11)             (0.05)             (0.02)

                (1.95)              1.08               0.83
           ----------          ---------          ---------

                (2.06)              1.03               0.81
           ----------          ---------          ---------


                   --                 --              (0.25)
           ----------          ---------          ---------

           $     9.89          $   11.95          $   10.92
           ==========          =========          =========

               (17.24)%             9.43%              7.90%

           $   20,920          $  29,502          $  26,225

                 1.49%              1.49%              1.57%
                 1.44%              1.49%              1.56%

                (0.86)%            (0.36)%            (0.18)%
                (0.82)%            (0.36)%            (0.17)%

                50.41%             43.16%             53.91%





    The accompanying notes are an integral part of the financial statements.

                                       19

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

NOTE 1- SIGNIFICANT ACCOUNTING POLICIES
ICM/Isabelle Small Cap Value Fund (the "Fund") is a series of the ICM Series Trust (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Class shares and Institutional Class shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Class). The investment objective of the Fund is to seek capital appreciation by investing primarily in relatively undervalued common stocks of domestic small market capitalization companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A. SECURITY VALUATION. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 - (Continued)

   The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

   B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the total assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

   D. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules.

   For the year ended December 31, 2004, the Fund reclassified $10 to decrease accumulated net realized gain and $1,136,362 to decrease

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 - (Continued)

   accumulated net investment loss, with a decrease to paid-in capital of $1,136,352. The reclassification has no impact on the net asset value of the Fund and is primarily due to net operating losses.

   As of December 31, 2004, distributable earnings on a tax basis were as follows:

        Undistributed Long-Term Gain                    $ 2,924,081
        Unrealized Appreciation (Depreciation)           23,654,456

   E. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

   F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

   G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 - (Continued)

   at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $72,380,387 and $80,958,787, respectively, for the year ended December 31, 2004.

NOTE 3 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES
INVESTMENT ADVISER - Ironwood Capital Management, LLC ("ICM") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total annual Fund operating expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Class and 1.70% of the average daily net assets annually for the Institutional Class, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the year ended December 31, 2004, no advisory fees were waived nor other expenses reimbursed by ICM.

ADMINISTRATION AND OTHER SERVICES - Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

In addition, the Fund has entered into separate transfer agency and operating agreements with Charles Schwab & Co., Inc. ("Schwab"), GoldK, and Fidelity Capital Markets ("FCM"), whereby Schwab, GoldK, and FCM make shares of the Fund available to their clients in exchange for a servicing fee. These fees are included as part of the Transfer Agency fees on the

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 - (Continued)

statement of operations. The Fund participates in a commission recapture program through FCM, pursuant to which FCM will pay certain expenses of the Fund, as directed by the Fund. For the year ended December 31, 2004, the Fund was reimbursed expenses of $21,514 by FCM.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the year ended December 31, 2004, the Fund's custodian expenses were reduced by $6,509, which are disclosed as fees waived on the accompanying statement of operations.

DISTRIBUTOR - Forum Fund Services, LLC is the Fund's distributor (the "Distributor). The Distributor is not affiliated with the Adviser or Citigroup or its various affiliates. The Distributor receives no compensation from the Fund for its distribution services. Effective March 1, 2005, the Distributor will change its name to Foreside Fund Services, LLC.

No Trustee, officer or employee of ICM, or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

NOTE 4 - LINE OF CREDIT
The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 - (Continued)

During the year ended December 31, 2004, the Fund was charged $203 from borrowings under the line of credit. As of December 31, 2004, the Fund had no loans outstanding under the line of credit.

NOTE 5 - DISTRIBUTION PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average annual net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the year ended December 31, 2004, the Fund incurred $179,010 in distribution costs for Investment Class shares.

NOTE 6 - INVESTMENT RESTRICTION VIOLATIONS
For the year ended December 31, 2004, the Adviser reimbursed the Fund to offset a trading investment restriction violation. As a result of the trading investment restriction, the Fund sold the violating securities at a loss. This amount is reflected as payment by affiliate on the Statement of Operations and Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

NOTE 7 - LITIGATION
On April 9, 2004 Ironwood Capital, Ltd. (the "Plaintiff") filed a complaint in U.S. District Court, District of Massachusetts Eastern Division against the Adviser, the Fund and Ironwood Partners, LLC (collectively, the "Defendants") alleging trademark infringement resulting from the use of the "Ironwood Capital" mark. The settlement to which the parties have agreed, but which has not been finalized, will refrain the Defendants from using the "Ironwood Capital" mark. The Adviser has committed to absorbing any costs associated with legal fees and settlement that may result from this matter. As a result, it is not anticipated that this litigation will have any financial impact on the Fund or its shareholders.
                                       25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the ICM Series Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ICM/Isabelle Small Cap Value Fund (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, MA
February 17, 2005

ADDITIONAL INFORMATION - (Unaudited)




PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 472-6114 and on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2004, is available, without charge and upon request, by calling (800) 472-6114, on the Fund's website http://www.icmfunds.com and on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees with respect to Investment Shares only and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES - The "Actual Return" row in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" row in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees. Therefore, the "Hypothetical Return" row in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                               BEGINNING       ENDING
                            ACCOUNT VALUE  ACCOUNT VALUE    EXPENSES     ANNUAL
                               JULY 1,      DECEMBER 31,   PAID DURING   EXPENSE
                                2004           2004         PERIOD (A)    RATIO
                                ----           ----         ----------    -----

Investment Shares
Actual                    $   1,000.00     $   1,093.96     $   10.00     1.90%
Return
Hypothetic Return         $   1,000.00     $   1,015.58     $    9.63     1.90%


Institutional Shares
Actual                    $   1,000.00     $   1,094.86     $    8.79     1.67%
Return
Hypothetic Return         $   1,000.00     $   1,016.74     $    8.47     1.67%

--------------
   (a) Equals the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 366 to reflect the half-year period.


FUND TRUSTEES AND OFFICERS - (Unaudited)

                                           LENGTH      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS             POSITION(S)      OF TIME     DURING THE PAST
AND DATE OF BIRTH         WITH THE TRUST   SERVED(1)   FIVE YEARS
------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------
WARREN J.                 Trustee,         March       Managing member and Chief
ISABELLE, CFA(2)          President and    1998 to     Investment Officer, Ironwood
Ironwood Capital          Chairman of      Present     Capital Management, LLC,
Management, LLC           the Board,                   August 1997 to present.
21 Custom House Street    Valuation
Suite 240                 Committee
Boston, MA 02110          (member)
Born: January 1952

------------------------------------------------------------------------------------

RICHARD L.                Trustee and      March       Executive Vice-President,
DROSTER(3)                Executive        1998 to     Ironwood Capital
Ironwood Capital          Vice-            Present     Management, LLC, August
Management, LLC           President,                   1997 to present.
21 Custom House Street    Valuation
Suite 240                 Committee
Boston, MA 02110          (member)
Born: August 1961









                                       29



FUND TRUSTEES AND OFFICERS - (Unaudited)
(Continued)

                                           LENGTH      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS             POSITION(S)      OF TIME     DURING THE PAST
AND DATE OF BIRTH         WITH THE TRUST   SERVED(1)   FIVE YEARS
------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
DONALD A.                 Trustee, Audit   March       Assistant Professor,
NELSON, CPA               Committee        1998 to     Department of Accounting
Merrimack College         (Chairman),      Present     and Finance, Merrimack
Andover, MA 01810         Nominating                   College, 1975 to present;
Born: February 1946       Committee                    Certified Public Accountant,
                          and Valuation                1972 to present.
                          Committee
                          (member)
------------------------------------------------------------------------------------
JOHN A. FIFFY             Trustee,         March       Acquisition Consultant,
Hewlett-Packard Co.       Audit            1998 to     Hewlett Packard Co.,
200 Forest Street         Committee,       Present     a computer hardware
Marlboro, MA 01752        Nominating                   company, 1977 to present.
Born: December 1950       Committee
                          and Valuation
                          Committee
                          (member)
------------------------------------------------------------------------------------
THOMAS R.                 Trustee,         May         President & CEO, Benjamin
VENABLES                  Audit            2003 to     Franklin Savings Bank, 2002
Benjamin Franklin         Committee        Present     to present; Self-employed
Savings Bank              and                          Business Consultant, 2001
P.O. Box 309              Nominating                   to 2002; President & CEO,
Franklin, MA 02038        Committee                    Lighthouse Bank, 2000 to
Born: April 1955          (member)                     2001; Self-employed
                                                       (Consultant for Monc Real
                                                       Estate Development), 1997
                                                       to 2000





                                       30



FUND TRUSTEES AND OFFICERS - (Unaudited)
(Continued)

                                           LENGTH      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS             POSITION(S)      OF TIME     DURING THE PAST
AND DATE OF BIRTH         WITH THE TRUST   SERVED(1)   FIVE YEARS
------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------
GARY S. SAKS              Vice-            March       Chief Operating Officer
Ironwood Capital          President,       1998 to     and Compliance Officer,
Management, LLC           Secretary,       Present     Ironwood Capital
21 Custom House Street    Treasurer and                Management, LLC, August
Suite 240                 Chief                        1997 to present.
Boston, MA 02110          Financial
Born: May 1968       Officer

------------------------------------------------------------------------------------
CHERYL O. TUMLIN          Chief            Sept.       Counsel, Investment
Forum Fund Services,      Compliance       2004 to     Company Services, Forum
LLC                       Officer          Present     Fund Services, LLC (a mutual
Two Portland Square                                    fund distributor and compli-
Portland, ME 04110                                     ance services provider), August
Born: June 1966                                        2004 to present; Counsel,
                                                       Citigroup, December 2003 to
                                                       August 2004; Counsel, Forum
                                                       Financial Group, LLC (a mutual
                                                       fund administration company
                                                       acquired by Citigroup in 2003),
                                                       2001 to 2003 and 1996 to 1999;
                                                       Counsel, I-many Inc. (a soft-
                                                       ware development company), 1999
                                                       to 2001.


--------------
   (1)  Term of service is indefinite.
   (2) Mr. Isabelle owns a controlling interest in ICM and is the portfolio manager of the Fund.
   (3) Mr. Droster is a principal He currently serves as Executive of ICM. Vice-President.

        EACH TRUSTEE OVERSEES THE FUND, WHICH IS THE ONLY PORTFOLIO WITHIN THE COMPLEX. NO TRUSTEE HOLDS OTHER DIRECTORSHIPS THE STATEMENT OF ADDITIONAL OR TRUSTEESHIPS. INFORMATION ("SAI") CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES. THE SAI IS AVAILABLE WITHOUT CHARGE AND UPON REQUEST, BY CONTACTING THE FUND AT (800) 472-6114.


                                       31


                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                THE IRONWOOD TREE
  is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
       Once given the opportunity, the Ironwood grows quickly to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        IRONWOOD CAPITAL MANAGEMENT, LLC,
        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing in investing in small company stocks.

                                ICM Series Trust
                         Two Portland Square Portland,
                                    ME 04101
                                 1-800-472-6114

--------------------------------------------------------------------------------

There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.




FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.












ITEM 2. CODE OF ETHICS.
As of the end of the period, December 31, 2004, ICM Series Trust (the "Registrant") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Donald A. Nelson has been approved as the "Audit Committee financial expert." The Board of Trustees of the Registrant has determined that he is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,000 in 2003 and $19,000 in 2004.

(b) Audit Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax
         Services") were $3,800 in 2003 and $6,000 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) Pursuant to the Registrant's Audit Committee Charter (the "Charter"), before an auditor is engaged by the Registrant to render audit services, the
Audit Committee must review and approve the engagement. In addition, the Registrant's Audit Committee must review and approve in advance any proposal that the Registrant employ its auditor to render "permissible non-audit services" (as defined in the Charter consistent with Rule 2-01(c)(4) of Regulation S-X), except as described below. The Committee must also review and approve in advance any proposal (except as set forth below) that the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant (an "Adviser-affiliated service provider"), employ the Registrant's auditor to render non-audit services, if the engagement would relate directly to the operations and financial reporting of the Registrant. As a part of its review, the Committee must consider whether the provision of such services is consistent with the auditor's independence. Pre-approval by the Committee of non-audit services is not required if: (1) (A) with respect to the Registrant, the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes no more than 5% of the total amount of revenues paid to the auditor by the Registrant during the fiscal year in which the services are provided or (B) with respect to the adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Registrant, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided; (2)such services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below). The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Registrant, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to Forum, who will ensure that the appropriate disclosure is made in the Registrant's periodic reports and other documents as required under the federal securities laws.

(e) (2)No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $3,800 in 2003 and $6,000 in 2004. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        ICM SERIES TRUST

By:      /s/ Warren J. Isabelle
         -----------------------------
         Warren J. Isabelle, President

Date     March 4, 2005
         ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Warren J. Isabelle
         -----------------------------
         Warren J. Isabelle, President

Date     March 4, 2005
         ----------------------

By       /s/ Gary S. Saks Treasurer
         -----------------------------------
         Gary S. Saks, Treasurer

Date     March 4, 2005
         ----------------------